Schedule 1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Mar. 28, 2015	Jun. 28, 2014	Jun. 29, 2013	Jun. 30, 2012
Current assets:
Cash	$ 10.7	$ 9.2	$ 6.8	$ 5.3	$ 14.1	$ 11.1
Total current assets	1,945.1	1,900.3		1,727.3
Total assets	3,440.1	3,390.9		3,239.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	2,670.3	$ 2,897.9		$ 2,805.7
Commitments and contingencies
Shareholders' equity:
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014	1.0
Additional paid-in capital	831.2	$ 594.1		$ 592.9
Accumulated deficit	(58.4)	(97.5)		(154.0)
Total shareholders' equity	769.8	493.0	457.4	434.1	420.0	625.1
Total liabilities and shareholders' equity	$ 3,440.1	3,390.9		3,239.8
Common Stock Class A [Member]
Shareholders' equity:
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014		0.9		0.9
Total shareholders' equity		$ 0.9	$ 0.9	0.9	0.9	0.9
Common Stock Class B [Member]
Shareholders' equity:
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014
Parent Company [Member]
Current assets:
Cash		$ 0.0		0.0	$ 0.0	$ 0.0
Prepaid offering costs		2.9
Income tax receivable		6.6		4.9
Total current assets		9.5		4.9
Investment in wholly owned subsidiary		511.8		444.9
Total assets		521.3		449.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Intercompany payable		28.3		20.6
Total liabilities		$ 28.3		$ 20.6
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital		$ 594.4		$ 588.3
Accumulated deficit		(102.3)		(160.0)
Total shareholders' equity		493.0		429.2
Total liabilities and shareholders' equity		521.3		449.8
Parent Company [Member] | Common Stock Class A [Member]
Shareholders' equity:
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014		$ 0.9		$ 0.9
Parent Company [Member] | Common Stock Class B [Member]
Shareholders' equity:
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014